Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

Deferred income taxes are provided for the temporary differences between the carrying values of the Company’s assets and liabilities for financial reporting purposes and their corresponding income tax basis. The temporary differences give rise to either a deferred tax asset or liability in the consolidated financial statements, which is computed by applying current statutory tax rates to taxable and deductible temporary differences based upon the classification (i.e. current or non-current) of the asset or liability in the consolidated financial statements which relates to the particular temporary difference. Deferred taxes related to differences which are not attributable to a specific asset or liability are classified in accordance with the future period in which they are expected to reverse and be recognized for income tax purposes. The long-term deferred tax assets are fully valued as of June 30, 2016, and December 31, 2015.

As of June 30, 2016, and December 31, 2015, the components of the Company’s deferred tax assets and liabilities primarily consist of temporary differences attributable to differing methods of depreciation, insurance claim receivables, net operating losses, allowances for obsolete inventory, and reserves for bad debt.

EBC’s management used 34% to calculate the deferred tax assets and the current tax provision.  Because of the startup costs of EBC and the net operating losses earned by Bayhawk during the first few years in operation, the Company has had to pay very little federal income tax.  In 2015 the Company paid no federal income tax but did pay $13,995 in State taxes. Most of this State tax was a prepayment and will come back to the Company in the form of a refund. The Company has booked a prepaid expense in the amount of $11,000 to account for this. The Company has not incurred a federal tax obligation as of the period ended June 30, 2016 and EBC management expects that the Company will not pay any federal income tax in 2016, due to its significant net operating losses.

NOTE 10 - INCOME TAXES

The provision for income taxes consists of the following for the year ended December 31,

	2015	2014
Federal income tax at U.S statutory rate (34%) and (25%)	$(120,334)	$56,644
State income tax	4,311	4,311
Add: change in valuation allowance	102,028	(35,560)

Total current deferred tax asset (liability)	$13,995	25,395

Deferred income taxes consist of the following for the year ended December 31,

	2015	2014
Bad debt provision	$4,767	$3,785
Reserve for obsolete inventory	3,983	3,163
Insurance claim receivable	-	(94,890)

Total current deferred tax asset (liability)	$8,750	$(87,942)

Net operating loss	$(111,725)	$103,125
Depreciation	(61)	559
(Valuation allowance)	103,035	(15,742)

Total long-term deferred tax asset (liability)	$(8,750)	$87,942

Deferred income taxes are provided for the temporary differences between the carrying values of the Company’s assets and liabilities for financial reporting purposes and their corresponding income tax basis. The temporary differences give rise to either a deferred tax asset or liability in the consolidated financial statements, which is computed by applying current statutory tax rates to taxable and deductible temporary differences based upon the classification (i.e. current or non-current) of the asset or liability in the consolidated financial statements which relates to the particular temporary difference. Deferred taxes related to differences which are not attributable to a specific asset or liability are classified in accordance with the future period in which they are expected to reverse and be recognized for income tax purposes. The long-term deferred tax assets are fully valued as of December 31, 2015.

As of December 31, 2015 and 2014, the components of the Company’s deferred tax assets and liabilities primarily consist of temporary differences attributable to differing methods of depreciation, insurance claim receivables, net operating losses, allowances for obsolete inventory, and reserves for bad debt.

EBC’s management decided to use a federal rate of 34% so as to not overstate the deferred tax asset created from the significant federal net operating losses.  This is also consistent with EBC’s prior year treatment to not overstate the deferred tax asset where the Company used a 25% tax rate. As of December 31, 2014, the Company had gross net operating losses of more than $380,000 and state net operating losses of more than $112,000.  Also, in the year ended December 31, 2014, EBC had a profit of $146,043 but this included $300,000 for a claim receivable that is not taxable income. As such, excluding the $300,000, the Company had a net operating loss of $153,957 for the year ended December 31, 2014, which further adds to the net operating losses.

EBC’s management used 34% and 25% rate to calculate the deferred tax assets and the current tax provision.  Because of the startup costs of EBC and the net operating losses earned by Bayhawk during the first few years in operation, the Company has had to pay very little federal income tax.  In 2014 the Company paid no federal income tax and will have no tax obligation for 2015 as well.  EBC management expects that the Company will not pay any federal income tax in 2016 as well, due to its significant net operating losses.